Deposits - Schedule of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Banking and Thrift, Interest [Abstract]
Non-interest bearing demand deposits	$ 2,701,145	$ 2,687,877
Interest bearing demand deposits	6,055,342	5,579,775
Term deposits	3,941,581	4,478,257
Total deposits	$ 12,698,068	$ 12,745,909